SHAREHOLDERS' EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2013	4,066,573
Weighted Average Remaining Contractual Life (years)	4 years 5 months 16 days
Weighted average exercise price	$ 22.37
Options exercisable as of December 31, 2013	1,273,420
Weighted average exercise price of options exercisable	$ 23.10
0.21-0.29[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2013	1,235,151
Weighted Average Remaining Contractual Life (years)	4 years 10 months 28 days
Weighted average exercise price	$ 0.29
Options exercisable as of December 31, 2013	230,731
Weighted average exercise price of options exercisable	$ 0.29
Range of exercise price, lower	$ 0.21
Range of exercise price, upper	$ 0.29
0.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2013	11,925
Weighted Average Remaining Contractual Life (years)	5 years 11 months 19 days
Weighted average exercise price	$ 0.69
Options exercisable as of December 31, 2013	9,123
Weighted average exercise price of options exercisable	$ 0.69
Range of exercise price, lower	$ 0.69
Range of exercise price, upper	$ 0.69
2.41-2.89 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2013	1,702
Weighted Average Remaining Contractual Life (years)	1 year 2 months 12 days
Weighted average exercise price	$ 2.68
Options exercisable as of December 31, 2013	1,702
Weighted average exercise price of options exercisable	$ 2.68
Range of exercise price, lower	$ 2.41
Range of exercise price, upper	$ 2.89
5.52-6.87 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2013	12,291
Weighted Average Remaining Contractual Life (years)	2 years 6 months 11 days
Weighted average exercise price	$ 6.29
Options exercisable as of December 31, 2013	12,291
Weighted average exercise price of options exercisable	$ 6.29
Range of exercise price, lower	$ 5.52
Range of exercise price, upper	$ 6.87
10.92-14.60 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2013	34,865
Weighted Average Remaining Contractual Life (years)	4 years 4 months 13 days
Weighted average exercise price	$ 12.97
Options exercisable as of December 31, 2013	33,465
Weighted average exercise price of options exercisable	$ 13.00
Range of exercise price, lower	$ 10.92
Range of exercise price, upper	$ 14.60
17.24-25.01 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2013	146,541
Weighted Average Remaining Contractual Life (years)	2 years 6 months 4 days
Weighted average exercise price	$ 21.05
Options exercisable as of December 31, 2013	130,330
Weighted average exercise price of options exercisable	$ 21.47
Range of exercise price, lower	$ 17.24
Range of exercise price, upper	$ 25.01
26.37-39.09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2013	2,624,098
Weighted Average Remaining Contractual Life (years)	4 years 4 months 13 days
Weighted average exercise price	$ 33.15
Options exercisable as of December 31, 2013	855,778
Weighted average exercise price of options exercisable	$ 30.42
Range of exercise price, lower	$ 26.37
Range of exercise price, upper	$ 39.09